SUBSEQUENT EVENT (Details Narrative) - Securities Purchase Agreement [Member] - $ / shares	Mar. 28, 2023	Jul. 11, 2022
Subsequent Event [Line Items]
Shares price		$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of ordinary shares	4,000,000
Shares price	$ 0.01
Purchase price	$ 0.70